U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: COMMAND Money Fund, 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.



2
Name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



3
Investment Company Act File Number: 	811-3253.
Securities Act File Number: 	02-73902.



4 (a)
Last day of fiscal year for which this Form is filed: 	June 30, 2002.



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year) (See Instruction A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$55,609,587,894



   (ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:
$57,287,120,939



 (iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
payable to the Commission:
$0






  (iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
$57,287,120,939



   (v)
Net sales - If Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0



 (vi)
Redemption credits available for use in future years - if Item
5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
$1,677,533,045



(vii)
Multiplier for determining registration fee (See instruction
C.9):
x  .000092



(viii)
Registration fee due [multiply Item 5(v) by Item 5(vii)] enter
" 0 "  if no fee is due.
=  $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .



7
Interest due - if this Form is being filed more than 90 days after the end of the of the issuer's fiscal year (See Instruction
D):
+  $0



	8
	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
	= $0



	9
	Date the registration fee and any interest payment was sent to
the Commission's lockbox depository: 	N/A





	Method of Delivery:     N/A





		[  ] Wire Transfer
		[  ] Mail or other means










COMMAND MONEY FUND
Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102


									September 5, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:	Form 24f-2 for COMMAND Money Fund
		File Nos. 02-73902 and 811-3253

	On behalf of COMMAND Money Fund, enclosed for filing under the Investment Company Act of 1940 is one copy of Form 24f-2 for the fiscal year ended 6/30/02.
This
document has been filed using the EDGAR system. Should you have any questions, please contact me at (973) 802-6469.

							Very truly yours,

							/s/ Jonathan D. Shain
                     Jonathan D. Shain
             Secretary




Enclosures




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title) /s/ Jonathan D. Shain
	Jonathan D. Shain
	Secretary



	Date: September 5, 2002




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